Condensed Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 9,049	$ 12,975	$ 1,044
Accounts receivable, net	92	92
Inventory, net	833	429	241
Prepaid expenses and other current assets	398	793
Total current assets	10,372	14,289	1,497
Property and equipment, net	13	11	19
Right-of-use assets, operating lease	607	687
Other assets	34	49	15
Total assets	11,026	15,036	1,531
Current liabilities
Accounts payable	1,915	789	370
Other accrued expenses	293	267	152
Operating lease liability, current	170	163
Notes payable, current			36
Conversion feature derivative liability			717
Total current liabilities	2,378	1,219	1,275
Operating lease liability	461	545
Notes payable			139
Convertible notes payable, net of debt discount			1,294
Total liabilities	2,839	1,764	2,708
Stockholders' equity (deficit)
Common stock	1	1
Additional paid in capital	32,990	32,817	9,874
Accumulated deficit	(24,804)	(19,546)	(11,052)
Total stockholders' equity (deficit)	8,187	13,272	(1,177)
Total liabilities and stockholders' equity (deficit)	$ 11,026	15,036	1,531
Previously Reported [Member]
Current assets
Accounts receivable, net		51	52
Prepaid expenses and other current assets		$ 834	160
Convertible Preferred Stock [Member]
Stockholders' equity (deficit)
Preferred Stock			$ 1